Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Security	Dec. 31, 2013	Dec. 31, 2012
Securities Available for Sale [Abstract]
Amortized Cost	$ 281,935,455	$ 277,007,930
Gross Unrealized Gains	183,083	133,806
Gross Unrealized Losses	(7,523,952)	(13,883,846)
Fair Value	274,594,586	263,257,890
Securities Held to Maturity [Abstract]
Amortized Cost	29,796	37,062
Fair Value	29,923	37,309
Available-for-sale Amortized Cost [Abstract]
Due in One Year or Less	715,764
Due After One Year Through Five Years	718,836
Due After Five Years Through Ten Years	1,158,938
Due After Ten Years	922,862
Total	3,516,400
Mortgage-Backed Securities	278,419,055
Amortized Cost	281,935,455
Available-for-sale Fair Value [Abstract]
Due in One Year or Less	717,138
Due After One Year Through Five Years	730,598
Due After Five Years Through Ten Years	1,157,251
Due After Ten Years	925,930
Total	3,530,917
Mortgage-Backed Securities	271,063,669
Fair Value	274,594,586
Held-to-maturity Amortized Cost [Abstract]
Due in One Year or Less	29,796
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	29,796
Mortgage-Backed Securities	0
Amortized Cost	29,796	37,062
Held-to-maturity Fair Value [Abstract]
Due in One Year or Less	29,923
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	29,923
Mortgage-Backed Securities	0
Fair Value	29,923	37,309
Proceeds from sale of investment securities available for sale	13,620,956	72,672,795	227,690,806
Available-for-sale securities, gross realized gains	67,601	442,124	3,084,666
Gross realized gains on held to maturity investment	1,800
Available-for-sale securities, gross realized losses	45,666	805,928	247,202
Investment securities pledged	135,531,563	112,912,815
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	66,609,319	191,710,870
Less Than 12 Months, Gross Unrealized Losses	(396,896)	(9,524,651)
12 Months or Greater, Fair value	185,025,099	63,193,601
12 Months or Greater, Gross Unrealized Losses	(7,127,056)	(4,359,195)
Total, Fair Value	251,634,418	254,904,471
Total, Gross Unrealized Losses	(7,523,952)	(13,883,846)
Debt securities with unrealized losses, depreciated (in hundredths)	2.90%
Number of asset-backed security owned	1
Number of issuance of trust preferred security	1
Book value of trust preferred security	0
Other than temporary impairment written off		366,623	59,568
US Government Agencies Mortgage-Backed [Member]
Securities Available for Sale [Abstract]
Amortized Cost	278,419,055	273,029,073
Gross Unrealized Gains	155,902	118,843
Gross Unrealized Losses	(7,511,288)	(13,799,858)
Fair Value	271,063,669	259,348,058
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	66,609,319	190,063,827
Less Than 12 Months, Gross Unrealized Losses	(396,896)	(9,440,663)
12 Months or Greater, Fair value	183,645,552	63,193,601
12 Months or Greater, Gross Unrealized Losses	(7,114,392)	(4,359,195)
Total, Fair Value	250,254,871	253,257,428
Total, Gross Unrealized Losses	(7,511,288)	(13,799,858)
State, County and Municipal [Member]
Securities Available for Sale [Abstract]
Amortized Cost	3,516,400	3,978,857
Gross Unrealized Gains	27,181	14,963
Gross Unrealized Losses	(12,664)	(83,988)
Fair Value	3,530,917	3,909,832
Securities Held to Maturity [Abstract]
Amortized Cost	29,796	37,062
Gross Unrealized Gains	127	247
Gross Unrealized Losses	0	0
Fair Value	29,923	37,309
Held-to-maturity Amortized Cost [Abstract]
Amortized Cost	29,796	37,062
Held-to-maturity Fair Value [Abstract]
Fair Value	29,923	37,309
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	0	1,647,043
Less Than 12 Months, Gross Unrealized Losses	0	(83,988)
12 Months or Greater, Fair value	1,379,547	0
12 Months or Greater, Gross Unrealized Losses	(12,664)	0
Total, Fair Value	1,379,547	1,647,043
Total, Gross Unrealized Losses	$ (12,664)	$ (83,988)